Note 16 - Income Taxes (Details) - Differences Between The Expected Federal Tax Benefit And Actual Tax Provision	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Differences Between The Expected Federal Tax Benefit And Actual Tax Provision [Abstract]
Expected federal tax benefit	(34.00%)	(34.00%)
Permanent Items	0.10%	8.90%
Net operating loss utilized or expired	5.50%	3.60%
Increase (decrease) in valuation allowance and others	28.40%	21.60%
Total tax provision	0.00%	0.00%